SHORT-TERM BANK DEPOSITS (Schedule of Short-Term Bank Deposits) (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of short-term bank deposits [Abstract]
USD bank deposits	[1]	$ 4,024	$ 22,036
Restricted bank deposits	[2]	184	180
Short-term bank deposits		$ 4,208	$ 22,216

[1]	The USD deposits bear annual interest of 1.12% for the period of 282 days for 2020 and 2.48%-3.10% for the period of 357-368 days for 2019.
[2]	Restricted bank deposits which are primarily used as security for the Company's office leases.